Schedule I - Long-Term Debt and Credit Facilities - Summary (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 14, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Deferred purchase price	$ 726,665
Total parent company debt	667,671		$ 760,946
Deferred financing costs	13,938		19,679
Total long-term debt	712,727		864,517
Credit Facility | First lien senior secured credit facility
Long-term debt
Deferred purchase price	30,565		44,632
Deferred financing costs		$ (1,200)
Deferred purchase price
Long-term debt
Deferred purchase price			68,720
Letter of credit
Long-term debt
Deferred purchase price			1,000
Settlement facilities
Long-term debt
Deferred purchase price	$ 38,154		28,563
Predecessor
Long-term debt
Deferred purchase price			884,196
Total parent company debt			760,946	$ 735,102
Deferred financing costs			19,679	21,644
Total long-term debt			864,517	808,563
Predecessor | BMO loan
Long-term debt
Deferred purchase price				65,208
Predecessor | Credit Facility | First lien senior secured credit facility
Long-term debt
Deferred purchase price			44,632	11,728
Predecessor | Deferred purchase price
Long-term debt
Deferred purchase price			68,720
Predecessor | Letter of credit
Long-term debt
Deferred purchase price			1,000	4,300
Predecessor | Settlement facilities
Long-term debt
Deferred purchase price			28,563	2,535
Predecessor | Evo Investco, LLC
Long-term debt
Total parent company debt				65,208
Deferred financing costs			(19,679)	(21,644)
Total long-term debt			864,517	743,355
Predecessor | Evo Investco, LLC | First lien senior secured credit facility
Long-term debt
Deferred purchase price			566,075	570,950
Predecessor | Evo Investco, LLC | Second lien senior secured credit facility
Long-term debt
Deferred purchase price			175,206	175,486
Predecessor | Evo Investco, LLC | BMO loan
Long-term debt
Deferred purchase price				65,208
Predecessor | Evo Investco, LLC | Credit Facility | First lien senior secured credit facility
Long-term debt
Deferred purchase price			44,632	11,728
Predecessor | Evo Investco, LLC | Deferred purchase price
Long-term debt
Deferred purchase price			68,720
Predecessor | Evo Investco, LLC | Letter of credit
Long-term debt
Deferred purchase price			1,000	4,300
Predecessor | Evo Investco, LLC | Settlement facilities
Long-term debt
Deferred purchase price			$ 28,563	$ 2,535